Deferred tax - Recognized deferred tax assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Deferred Tax
Deferred tax asset		₨ 100,732	₨ 33,770
OCI gratuity		1,917	2,104
Total deferred tax asset	$ 1,577	102,649	35,874
Total deferred tax liability	$ (683)	(44,460)
Net deferred tax asset		58,189	35,874
Property, plant and equipment and intangible assets
Deferred Tax
Deferred tax asset		18,438	6,001
Total deferred tax liability		(44,460)
Net deferred tax asset		(26,022)	6,001
Trade and other receivables
Deferred Tax
Deferred tax asset		36,990	17,994
Net deferred tax asset		36,990	17,994
Rent equalization reserve
Deferred Tax
Deferred tax asset		1,021	372
Net deferred tax asset		1,021	372
Employee benefits
Deferred Tax
Deferred tax asset		12,614	4,540
Net deferred tax asset		12,614	4,540
Minimum alternate tax recoverable
Deferred Tax
Deferred tax asset		5,027	4,863
Net deferred tax asset		5,027	4,863
Provision for expenses
Deferred Tax
Deferred tax asset		26,642
Net deferred tax asset		26,642
OCI gratuity
Deferred Tax
Net deferred tax asset		₨ 1,917	₨ 2,104